Post-Employment Benefits - Summary of Financial and Demographic Actuarial Assumptions (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Sweden [member]
Financial assumptions
Discount rate	3.00%	2.40%
Inflation rate	2.00%	2.00%
Salary increase rate	2.50%	2.50%
Demographic assumptions
Life expectancy after age 65 in years	24 years	23 years
US [member]
Financial assumptions
Discount rate	5.30%	5.60%
Inflation rate	2.50%	2.50%
Salary increase rate	4.00%	4.00%
Demographic assumptions
Life expectancy after age 65 in years	22 years	22 years
United Kingdom [member]
Financial assumptions
Discount rate	5.60%	5.60%
Inflation rate	2.90%	3.10%
Demographic assumptions
Life expectancy after age 65 in years	23 years	23 years